Schedule of Stock Option Activity for Options with Service-based Vesting (Details) (Parenthetical) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised	21,456	745,896